Wilshire International Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 79.9%	Shares	Value
Australia - 2.3%
Accent Group Ltd.	50,528	$66,846
Atlassian Corp. - Class A(a)	9,190	1,793,061
Audinate Group Ltd.(a)	5,561	76,013
Aussie Broadband Ltd.(a)	12,686	29,598
Beach Energy Ltd.	66,230	79,342
BHP Group Ltd.	8,666	250,267
Boral Ltd.(a)	22,769	90,925
Centuria Capital Group	19,968	22,874
Cettire Ltd.(a)	7,816	20,632
Cochlear Ltd.	51	11,218
Computershare Ltd.	8,333	141,808
CSL Ltd.	648	121,793
Data#3 Ltd.	23,929	129,127
Emeco Holdings Ltd.	57,028	26,386
FleetPartners Group Ltd.(a)	24,816	60,805
IDP Education Ltd.	9,628	112,395
Inghams Group Ltd.	25,990	60,804
Insurance Australia Group Ltd.	25,229	105,224
JB Hi-Fi Ltd.	1,518	63,564
Mader Group Ltd.	6,327	26,307
Medibank Pvt Ltd.	77,737	190,478
Neuren Pharmaceuticals Ltd.(a)	2,337	32,320
Nick Scali Ltd.	2,593	26,025
Northern Star Resources Ltd.	18,292	174,597
OceanaGold Corp.	17,869	40,367
Perenti Ltd.	187,542	119,909
Perseus Mining Ltd.	114,133	161,679
Pro Medicus Ltd.	1,791	121,095
QBE Insurance Group Ltd.	6,257	73,937
Ramelius Resources Ltd.	68,055	83,445
REA Group Ltd.	354	42,790
Regis Resources Ltd.(a)	14,172	18,792
Seven Group Holdings Ltd.	6,618	175,935
Seven West Media Ltd.(a)	71,252	8,752
Super Retail Group Ltd.	13,629	143,052
Technology One Ltd.	11,696	129,358
Ventia Services Group Pty Ltd.	90,959	228,225
Wesfarmers Ltd.	923	41,178
Westgold Resources Ltd.	13,707	23,402
Woolworths Group Ltd.	2,569	55,534
Yancoal Australia Ltd.	7,717	26,370
		5,206,229

Austria - 0.3%
ANDRITZ AG	1,457	90,858
Erste Group Bank AG	2,490	110,878
Kontron AG	2,128	46,918
Porr Ag	6,295	96,439
Raiffeisen Bank International AG	9,202	183,776
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,508	47,033
Wienerberger AG	1,124	40,921
		616,823

Belgium - 0.2%
Colruyt Group N.V	3,209	148,002
Fagron	1,080	20,571
Melexis NV	1,442	116,864
Titan Cement International SA	3,103	88,902
X-Fab Silicon Foundries SE(a)(b)	3,818	28,880
		403,219

Bermuda - 0.7%
Arch Capital Group Ltd.(a)	16,950	1,566,858

Brazil - 1.6%
Ambev SA	440,900	1,100,623
Banco do Brasil SA	29,300	331,125
BB Seguridade Participacoes SA	1,900	12,346
Cia de Saneamento do Parana	23,400	121,353
CPFL Energia SA	8,300	57,690
Engie Brasil Energia SA	1,700	13,633
Klabin SA	20,200	101,576
Marcopolo SA	58,100	67,652
NU Holdings Ltd. - Class A(a)	112,990	1,347,971
TIM SA	30,500	108,186
Ultrapar Participacoes SA	25,800	146,866
Vale SA	7,000	85,194
Vibra Energia SA	12,200	60,813
		3,555,028

Britain - 8.1%
4imprint Group PLC	2,191	175,577
AstraZeneca PLC	12,573	1,692,841
BAE Systems PLC	142,262	2,423,147
Barclays PLC	230,752	536,211
Bloomsbury Publishing PLC	3,510	23,378
Bodycote PLC	6,725	59,067
British American Tobacco PLC	4,537	137,902
Coca-Cola Europacific Partners PLC	69	4,827
Compass Group PLC	39,686	1,163,079
Cranswick PLC	1,054	54,500
Currys PLC(a)	57,225	43,812
Domino's Pizza Group PLC	26,235	114,099
Dunelm Group PLC	1,619	23,165
Ferguson PLC	8,100	1,772,917
Frasers Group PLC(a)	4,041	41,402
Future PLC	2,042	15,858
Games Workshop Group PLC	1,498	190,025
Harbour Energy PLC	17,506	60,878
HSBC Holdings PLC	167,141	1,306,456
hVIVO PLC	136,520	50,831
IMI PLC	8,097	185,324
Imperial Brands PLC	5,896	131,823
InterContinental Hotels Group PLC	2,002	208,253
J D Wetherspoon PLC(a)	4,751	44,204
J Sainsbury PLC	226,031	772,447
Johnson Service Group PLC	41,459	68,740
Lancashire Holdings Ltd.	9,652	75,338
Man Group PLC	61,064	206,375
Marks & Spencer Group PLC	50,978	170,858
Mitchells & Butlers PLC(a)	7,969	22,691
NatWest Group PLC	190,474	637,886
Next PLC	336	39,230
OSB Group PLC	22,692	108,017
Paragon Banking Group PLC	10,686	93,194
Persimmon PLC	760	12,610
Pets at Home Group PLC	7,503	25,417
Reckitt Benckiser Group PLC	17,267	982,301
Rolls-Royce Holdings PLC(a)	48,245	259,453
Serco Group PLC	58,650	140,593
Serica Energy PLC	11,957	28,499
Shell PLC	4,909	162,873
Shell PLC	43,314	1,449,108
Smith & Nephew PLC	290	3,667
Standard Chartered PLC	72,313	612,803
Stolt-Nielsen Ltd.	3,992	147,110
Tesco PLC	320,736	1,200,224
Travis Perkins PLC(a)	24,814	228,361
Unilever PLC	891	44,743
Virgin Money UK PLC	43,361	117,336
Vodafone Group PLC	38,389	33,990
Volution Group PLC	7,867	43,201
Wise PLC - Class A(a)	10,351	121,478
YouGov PLC	3,106	39,201
		18,307,320

Canada - 5.4%
ADENTRA, Inc.	2,448	74,115
ADF Group, Inc.	2,983	20,106
AGF Mangement Ltd. - Class B	5,091	30,819
Air Canada(a)	4,100	59,356
Alamos Gold, Inc. - Class A	3,706	54,637
Alimentation Couche-Tard, Inc.	1,800	102,733
Badger Infrastructure Solutions Ltd.	1,953	72,379
Bird Construction, Inc.	3,311	45,563
Bombardier, Inc. - Class B(a)	468	20,091
Brookfield Asset Management Ltd. - Class A	11,100	466,272
Brookfield Corp.	6,100	255,249
Calibre Mining Corp.(a)(c)	49,836	61,442
Cameco Corp.	300	12,987
Canadian Natural Resources Ltd.	16,740	1,276,988
Canadian Pacific Kansas City Ltd.	33,020	2,911,372
Cascades, Inc.	8,872	64,777
CCL Industries, Inc. - Class B	5,400	275,991
CES Energy Solutions Corp.	7,502	26,086
CI Financial Corp.	9,168	117,227
Cogeco, Inc.	2,507	105,311
Definity Financial Corp.	719	22,899
Docebo, Inc.(a)	734	35,883
Dollarama, Inc.	3,400	259,013
Doman Building Materials Group Ltd.	10,203	62,218
Dundee Precious Metals, Inc.	17,724	134,774
Enbridge, Inc.	1,800	65,047
Enerplus Corp.	3,623	71,173
Fairfax Financial Holdings Ltd.	74	79,766
George Weston Ltd.	350	47,288
Gildan Activewear, Inc.	200	7,422
iA Financial Corp., Inc.	747	46,407
IAMGOLD Corp.(a)	12,362	41,251
Kinross Gold Corp.	19,100	117,176
Magna International, Inc.	17,345	944,881
MDA Ltd.(a)	3,290	35,728
MEG Energy Corp.(a)	600	13,776
New Gold, Inc.(a)	20,913	35,201
North American Construction Group Ltd.	5,743	127,702
Obsidian Energy Ltd.(a)	10,115	83,486
Onex Corp.	1,100	82,402
Parkland Corp.(a)	3,800	121,023
Pason Systems, Inc.	10,795	124,642
Quebecor, Inc. - Class B	3,800	83,291
Resolute Forest Products(a)(d)	1,388	0
Russel Metals, Inc.	5,327	177,246
Shopify, Inc. - Class A(a)	1,500	115,721
Sienna Senior Living, Inc.	14,164	140,328
Silvercorp Metals, Inc.	11,339	36,916
SilverCrest Metals, Inc.(a)	4,966	33,105
Sun Life Financial, Inc.	2,600	141,867
TFI International, Inc.	100	15,946
The Descartes Systems Group, Inc.(a)	500	45,735
Thomson Reuters Corp.	7,560	1,176,514
TMX Group Ltd.	1,800	47,480
Vermilion Energy, Inc.	2,815	34,997
Waste Connections, Inc.	7,650	1,315,877
WSP Global, Inc.	1,600	266,668
		12,244,350

Cayman Islands - 0.0%(e)
Weilong Delicious Global Holdings Ltd.	28,400	20,283

Chile - 0.0%(e)
Cia Sud Americana de Vapores SA	565,196	42,515
Enel Chile SA	32,107	1,930
		44,445

China - 2.9%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	4,600	11,267
Agile Group Holdings Ltd.(a)	142,000	11,432
Alibaba Group Holding Ltd.	155,048	1,399,279
ANE Cayman, Inc.(a)	65,000	41,147
ANTA Sports Products Ltd.	1,900	20,278
Atour Lifestyle Holdings Ltd. - ADR	1,256	22,533
Autohome, Inc. - ADR	143	3,749
Baidu, Inc. - ADR(a)	3,345	352,161
Baidu, Inc. - Class A(a)	6,100	79,889
Bairong, Inc.(a)(b)	22,000	31,157
Bank of Jiangsu Co. Ltd. - Class A	28,606	31,029
Baoshan Iron & Steel Co. Ltd. - Class A	48,232	43,178
Beijing Jingneng Clean Energy Co. Ltd.	98,000	21,837
Binjiang Service Group Co. Ltd.	8,500	18,594
BYD Co. Ltd. - Class H	4,000	102,264
Chaoju Eye Care Holdings Ltd.	37,500	18,829
China BlueChemical Ltd. - Class H	132,000	37,816
China Merchants Bank Co. Ltd. - Class H	107,500	425,758
China Resources Medical Holdings Co. Ltd.	98,000	49,185
China Shenhua Energy Co. Ltd. - Class H	6,000	23,588
Chongqing Changan Automobile Co. Ltd. - Class A	18,100	43,184
E-Commodities Holdings Ltd.	132,000	31,350
FinVolution Group - ADR	8,299	41,827
First Tractor Co. Ltd. - Class H	70,000	54,613
Fu Shou Yuan International Group Ltd.	86,000	53,184
Fufeng Group Ltd.	111,000	71,956
GF Securities Co. Ltd. - Class H	173,600	179,515
Haier Smart Home Co. Ltd. - Class H	251,000	781,678
JD.com, Inc. - Class A	8,100	110,195
JNBY Design Ltd.	51,000	95,876
Kingsoft Corp. Ltd.	9,200	28,480
Kweichow Moutai Co. Ltd. - Class A	100	23,580
LexinFintech Holdings Ltd. - ADR	23,448	42,206
Li Auto, Inc. - Class A(a)	4,100	62,860
MINISO Group Holding Ltd.	8,800	45,342
NetEase, Inc.	1,900	39,486
People's Insurance Co. Group of China Ltd. - Class H	86,000	27,471
PetroChina Co. Ltd. - Class H	106,000	90,670
Qifu Technology, Inc. - ADR	3,719	68,542
Sany Heavy Equipment International Holdings Co. Ltd.	37,000	23,806
Shanghai Chicmax Cosmetic Co. Ltd.	3,300	21,123
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	1,500	29,705
Sichuan Swellfun Co. Ltd. - Class A	1,000	6,599
Sinopec Engineering Group Co. Ltd. - Class H	215,000	123,824
Tencent Holdings Ltd.	13,280	518,247
Tencent Music Entertainment Group - ADR(a)	14,712	164,627
Tianqi Lithium Corp. - Class A	2,900	19,126
Tongcheng Travel Holdings Ltd.(a)	25,200	66,570
Tongwei Co. Ltd. - Class A	10,900	37,247
Trip.com Group Ltd.(a)	1,920	84,733
Vipshop Holdings Ltd. - ADR	11,438	189,299
Weichai Power Co. Ltd. - Class A	14,512	32,757
Weichai Power Co. Ltd. - Class H	301,000	573,851
Xiamen C & D, Inc. - Class A	6,600	9,285
Yangzijiang Shipbuilding Holdings Ltd.	30,500	43,153
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - Class H(a)(b)	14,800	20,593
YongXing Special Materials Technology Co. Ltd. - Class A	900	5,911
Yuexiu Services Group Ltd.	124,500	46,826
Yunnan Aluminium Co. Ltd. - Class A	7,500	14,146
Yunnan Chihong Zinc&Germanium Co. Ltd.	11,000	8,421
Yutong Bus Co. Ltd. - Class A	300	780
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - Class A	2,900	13,852
		6,691,466

Colombia - 0.0%(e)
Interconexion Electrica SA ESP	108	553

Czech Republic - 0.0%(e)
CEZ AS	830	29,618

Denmark - 2.9%
ALK-Abello AS(a)	8,178	147,198
Carlsberg AS - Class B	64	8,769
D/S Norden AS	1,262	51,456
Danske Bank AS	16,168	484,536
Demant AS(a)	121	6,032
Dfds AS	1,449	42,115
Genmab AS(a)	1,767	528,671
H Lundbeck AS	14,822	71,310
H Lundbeck AS - Class A	4,773	19,810
NKT AS(a)	420	34,769
Novo Nordisk AS	39,176	5,018,286
Per Aarsleff Holding AS	2,494	124,688
ROCKWOOL AS - Class B	335	110,566
		6,648,206

Egypt - 0.0%(e)
Abou Kir Fertilizers & Chemical Industries	26,954	35,880
Egypt Kuwait Holding Co. SAE	43,770	36,013
Telecom Egypt Co.	26,840	21,390
		93,283

Finland - 0.9%
Finnair Oyj(a)	22,937	72,543
Incap Oyj(a)	2,110	20,967
Kemira Oyj	3,165	59,800
Nokia Oyj	352,322	1,246,567
Nordea Bank Abp	49,598	560,448
Valmet Oyj	1,223	32,175
		1,992,500

France - 6.6%
Accor SA	11,126	519,371
Air Liquide SA	12	2,501
Amundi SA(b)	14,987	1,028,256
AXA SA	797	29,926
Bouygues SA	1,779	72,607
Bureau Veritas SA	3,911	119,209
Capgemini SE	645	148,733
Catana Group	7,520	38,111
CGG SA(a)	159,200	68,892
Cie Generale des Etablissements Michelin SCA	39,612	1,518,732
Dassault Aviation SA	502	110,483
Dassault Systemes SE	5,304	234,603
Edenred	83	4,425
Eiffage SA	498	56,463
Elis SA	4,094	92,970
Equasens	255	14,108
Eurazeo SE	1,524	133,502
Hermes International	138	353,783
Jacquet Metals SACA	893	17,746
La Francaise des Jeux SAEM(b)	3,111	126,804
L'Oreal SA	2,763	1,310,390
LVMH Moet Hennessy Louis Vuitton SE	1,650	1,492,326
Mersen SA	1,384	54,376
Publicis Groupe SA	1,685	183,630
Rexel SA	47,838	1,290,977
Rubis SCA	3,677	129,816
Safran SA	8,243	1,866,554
Sanofi	14,448	1,417,604
Schneider Electric SE	5,060	1,144,234
SEB SA	592	75,923
Societe BIC SA	269	19,210
Sopra Steria Group SACA	280	67,744
Teleperformance SE	7,459	723,299
Thales SA	287	48,927
Verallia SA(b)	3,952	153,585
Vinci SA	876	112,205
		14,782,025

Georgia - 0.0%(e)
TBC Bank Group PLC	2,108	85,588

Germany - 3.4%
Allianz SE	27	8,092
Amadeus Fire AG	961	124,607
Atoss Software AG	1,003	296,439
BASF SE	28,858	1,647,958
Bayer AG	21,324	653,968
Cliq Digital AG	2,490	42,821
Commerzbank AG	5,299	72,770
Covestro AG(a)(b)	13,567	742,203
CTS Eventim AG & Co. KGaA	780	69,378
Daimler Truck Holding AG	29,578	1,498,332
Deutsche Rohstoff AG	1,271	46,829
Fresenius Medical Care AG & Co. KGaA	19,413	746,608
Ionos SE(a)	965	22,176
KION Group AG	712	37,473
Knorr-Bremse AG	2,663	201,413
Krones AG	1,354	179,249
LEG Immobilien SE(a)	1,747	149,965
MBB SE	234	25,850
Mensch und Maschine Software SE	391	22,442
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	211	102,953
Nemetschek SE	1,306	129,234
Rational AG	100	86,185
SAP SE	1,515	294,960
Siemens AG	1,800	343,630
SMA Solar Technology AG(a)	997	57,538
Suedzucker AG	1,711	24,530
SUESS MicroTec SE	4,510	177,840
thyssenkrupp AG	5,184	27,819
Wacker Neuson SE	1,304	24,141
		7,857,403

Greece - 0.0%(e)
Aegean Airlines SA(a)	2,638	35,684
FF Group(a)(d)	2,880	0
Hellenic Telecommunications Organization SA	2,400	35,384
Motor Oil Hellas Corinth Refineries SA	313	9,325
National Bank of Greece SA(a)	1,556	12,182
Piraeus Financial Holdings SA(a)	2,621	10,954
Public Power Corp. SA(a)	785	9,846
		113,375

Hong Kong - 1.1%
AIA Group Ltd.	23,600	158,379
Bank of East Asia Ltd.	29,400	35,027
Brilliance China Automotive Holdings Ltd.	648,000	447,435
China Overseas Land & Investment Ltd.	441,500	636,516
China Overseas Property Holdings Ltd.	20,000	11,086
Cowell e Holdings, Inc.(a)	10,000	23,931
First Pacific Co. Ltd.	204,000	102,600
Futu Holdings Ltd. - ADR(a)	277	15,000
Galaxy Entertainment Group Ltd.	127,000	638,407
Geely Automobile Holdings Ltd.	18,000	21,194
Gemdale Properties & Investment Corp. Ltd.	1,008,000	31,816
Hang Lung Properties Ltd.	13,000	13,345
Hong Kong Exchanges & Clearing Ltd.	1,000	29,166
HUTCHMED China Ltd.(a)	11,000	37,613
JS Global Lifestyle Co. Ltd.(b)	235,500	43,356
Kunlun Energy Co. Ltd.	36,000	30,060
Man Wah Holdings Ltd.	44,400	31,286
Sinofert Holdings Ltd.	476,000	49,656
Skyworth Group Ltd.	84,000	31,812
Stella International Holdings Ltd.	17,500	27,904
Tam Jai International Co. Ltd.	115,000	14,855
Theme International Holdings Ltd.(a)	300,000	23,765
United Energy Group Ltd.	502,000	35,926
United Laboratories International Holdings Ltd.	62,000	70,945
Yue Yuen Industrial Holdings Ltd.	22,500	31,937
		2,593,017

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	35,265	86,624
OTP Bank Nyrt	11,858	545,751
		632,375

India - 2.8%
ABB India Ltd.	1,838	140,221
Adani Green Energy Ltd.(a)	1,943	43,017
Ajanta Pharma Ltd.	4,884	130,773
Alembic Pharmaceuticals Ltd.	2,195	25,989
Bajaj Auto Ltd	763	83,848
Bank of Baroda	37,549	118,928
BEML Ltd.	640	24,441
Bharat Petroleum Corp. Ltd.	27,872	201,414
Birlasoft Ltd.	3,405	30,404
Britannia Industries Ltd.	283	16,667
Can Fin Homes Ltd.	2,761	24,934
Chennai Petroleum Corp. Ltd.	4,302	46,785
CMS Info Systems Ltd.	9,571	44,848
Coal India Ltd.	35,110	182,793
Coforge Ltd.	423	27,923
Cummins India Ltd.	620	22,385
Dhampur Sugar Mills Ltd.	6,735	16,784
Dr Reddy's Laboratories Ltd.	1,064	78,634
Fusion Micro Finance Ltd.(a)	6,150	34,250
GHCL Ltd.	6,864	36,496
Godawari Power and Ispat Ltd.	18,279	166,049
Great Eastern Shipping Co. Ltd.	10,282	123,465
Gujarat Pipavav Port Ltd.	18,177	46,394
Gujarat State Petronet Ltd.	15,693	67,145
HCL Technologies Ltd.	12,811	237,198
Hero MotoCorp Ltd.	2,342	132,946
ICICI Bank Ltd. - ADR	54,050	1,427,461
Indian Oil Corp. Ltd.	43,951	88,443
Indraprastha Gas Ltd.	8,642	44,654
JSW Steel Ltd.	6,847	68,255
Kaveri Seed Co. Ltd.	8,084	60,430
Kirloskar Ferrous Industries Ltd.	2,160	14,122
KPIT Technologies Ltd.	1,880	33,591
LIC Housing Finance Ltd.	3,983	29,188
Mahindra & Mahindra Ltd.	3,966	91,394
Manappuram Finance Ltd.	23,361	48,605
Motilal Oswal Financial Services Ltd.	5,456	109,106
Narayana Hrudayalaya Ltd.	3,551	54,761
NESCO Ltd.	8,997	89,629
NMDC Steel Ltd.(a)	32,328	21,212
NTPC Ltd.	9,876	39,912
Oil & Natural Gas Corp. Ltd.	57,052	183,427
Oil India Ltd.	7,170	51,624
Petronet LNG Ltd.	25,721	81,193
Power Grid Corp. of India Ltd.	129,275	429,310
Procter & Gamble Health Ltd.	1,081	61,090
PTC India Ltd.	74,148	165,419
Rainbow Children's Medicare Ltd.	2,395	37,273
Sarda Energy & Minerals Ltd.	18,540	45,106
Shivalik Bimetal Controls Ltd.	2,999	18,708
Shyam Metalics & Energy Ltd.	6,104	43,299
Siemens Ltd.	912	58,915
Sun TV Network Ltd.	3,889	28,015
Sunteck Realty Ltd.	6,780	31,682
Syngene International Ltd.(b)	10,085	84,972
Tata Consultancy Services Ltd.	7,645	355,976
Tata Elxsi Ltd.	402	37,538
Tata Motors Ltd.	20,671	246,167
The Karur Vysya Bank Ltd.	55,168	121,168
UltraTech Cement Ltd.	1,311	153,287
		6,559,663

Indonesia - 0.2%
Adaro Energy Indonesia Tbk PT	397,200	67,695
Astra International Tbk PT	332,000	107,917
Astra Otoparts Tbk PT	186,500	26,229
Bank Central Asia Tbk PT	9,400	5,974
Ciputra Development Tbk PT	689,500	56,585
Dharma Satya Nusantara Tbk PT	422,700	17,323
Semen Indonesia Persero Tbk PT	28,400	10,574
Summarecon Agung Tbk PT	924,100	30,923
Triputra Agro Persada PT	785,600	28,986
United Tractors Tbk PT	57,900	88,292
		440,498

Ireland - 3.0%
Accenture PLC - Class A	3,450	1,195,804
Bank of Ireland Group PLC	102,693	1,047,981
Cairn Homes PLC	17,126	29,488
Experian PLC	33,311	1,454,224
ICON PLC(a)	8,010	2,690,959
James Hardie Industries PLC(a)	3,737	150,058
PDD Holdings, Inc. - ADR(a)	2,714	315,503
		6,884,017

Israel - 0.6%
Africa Israel Residences Ltd.	1,728	115,367
Isras Investment Co. Ltd.	621	125,513
Ituran Location and Control Ltd.	2,480	69,341
Monday.com Ltd.(a)	3,710	837,978
Nova Ltd.(a)	830	147,225
Perion Network Ltd.(a)	1,120	25,178
		1,320,602

Italy - 2.8%
Anima Holding SpA(b)	10,594	50,289
Azimut Holding SpA	1,311	35,614
Banca Monte dei Paschi di Siena SpA(a)	12,252	55,516
BPER Banca	7,677	36,265
Brunello Cucinelli SpA	274	31,334
Buzzi SpA	4,442	174,438
Danieli & C Officine Meccaniche SpA	1,380	36,393
Enel SpA	119,052	785,922
Ferrari NV	7,331	3,195,267
Fincantieri SpA(a)(c)	77,007	56,494
Intesa Sanpaolo SpA	171,166	621,023
Iren SpA	11,747	24,003
Iveco Group NV(a)	15,516	231,004
Leonardo SpA	3,071	77,150
Moncler SpA	1,038	77,445
OVS SpA(b)	17,342	45,576
Recordati Industria Chimica e Farmaceutica SpA	2,947	162,869
Reply SpA	388	54,920
Sanlorenzo SpA	899	40,881
Sesa SpA	150	16,587
SOL SpA	2,175	77,787
UniCredit SpA	9,615	364,876
Webuild SpA	56,121	135,704
		6,387,357

Japan - 10.1%
Abalance Corp.	1,200	20,614
Advantest Corp.	30,500	1,363,018
Aeon Co. Ltd.	2,600	61,632
Aica Kogyo Co. Ltd.	8,300	202,861
ANA Holdings, Inc.	5,800	121,102
Anycolor, Inc.(a)	1,400	23,989
AOKI Holdings, Inc.	14,400	106,455
Aoyama Trading Co. Ltd.	10,400	115,004
Avex, Inc.	9,100	76,999
Axell Corp.	1,500	19,104
Bank of Iwate Ltd.	1,400	23,719
Canon, Inc.	18,200	541,776
Central Japan Railway Co.	1,100	27,309
Chiyoda Corp.(a)	35,300	93,660
Chubu Electric Power Co., Inc.	13,200	172,172
Concordia Financial Group Ltd.	600	3,016
Credit Saison Co. Ltd.	1,600	32,986
Dai-ichi Life Holdings, Inc.	1,100	28,068
Daiseki Eco. Solution Co. Ltd.	12,700	87,682
Disco Corp.	200	73,481
Eiken Chemical Co. Ltd.	7,300	94,906
ENEOS Holdings, Inc.	29,100	140,087
Fast Retailing Co. Ltd.	200	61,979
Ferrotec Holdings Corp.	3,800	73,880
FreakOut Holdings inc(a)	4,500	23,322
Fuji Co. Ltd.	4,000	48,797
Fuji Seal International, Inc.	3,100	40,652
Fukuoka Financial Group, Inc.	16,300	434,632
GS Yuasa Corp.	11,200	232,902
Hachijuni Bank Ltd.	6,900	46,542
Hagihara Industries, Inc.	4,900	53,005
Hanwa Co. Ltd.	1,200	46,847
Heiwa Corp.	7,800	102,077
Hisamitsu Pharmaceutical Co., Inc.	900	23,284
Hitachi Zosen Corp.	11,700	102,153
Honda Motor Co. Ltd.	60,600	749,497
HS Holdings Co. Ltd.(a)	9,000	59,652
Hyakugo Bank Ltd.	24,600	104,153
Idemitsu Kosan Co. Ltd.	5,000	34,265
Inpex Corp.	10,700	163,041
Insource Co. Ltd.	3,100	18,636
ISB Corp.	3,600	32,555
Isetan Mitsukoshi Holdings Ltd.	2,800	45,400
Ishizuka Glass Co. Ltd.	1,100	21,272
Isuzu Motors Ltd.	17,600	237,807
J Trust Co. Ltd.	14,600	42,555
Japan Airlines Co. Ltd.	1,000	18,972
Japan Communications, Inc.(a)	14,400	19,500
Japan Post Bank Co. Ltd.	14,300	153,882
Japan Post Holdings Co. Ltd.	8,000	80,529
Japan Tobacco, Inc.	5,000	133,289
JFE Holdings, Inc.	6,600	109,164
Juroku Financial Group, Inc.	2,500	77,587
Justsystems Corp.	1,600	27,998
Kansai Paint Co. Ltd.	2,800	40,110
KDDI Corp.	500	14,784
Keyence Corp.	2,780	1,292,697
Kintetsu Department Store Co. Ltd.	2,200	34,420
Komatsu Ltd.	44,500	1,317,749
Koshidaka Holdings Co. Ltd.	8,400	51,930
Kumiai Chemical Industry Co. Ltd.	4,300	23,495
Kyoei Steel Ltd.	3,500	54,617
Lasertec Corp.	600	170,159
Macnica Holdings, Inc.	700	34,324
Management Solutions Co. Ltd.	2,100	29,441
Marubeni Corp.	10,400	180,125
Maruzen Showa Unyu Co. Ltd.	2,300	70,315
Matsuda Sangyo Co. Ltd.	7,700	124,671
Mazda Motor Corp.	22,500	263,138
MCJ Co. Ltd.	6,900	61,145
Megmilk Snow Brand Co. Ltd.	8,800	156,370
MINEBEA MITSUMI, Inc.	42,800	838,983
Miroku Jyoho Service Co. Ltd.	3,900	46,147
Mitsubishi Chemical Holdings Corp.	4,300	26,192
Mitsubishi Corp.	500	11,548
Mitsubishi Electric Corp.	4,100	68,722
Mitsubishi Motors Corp.	62,800	206,281
Mitsubishi Shokuhin Co. Ltd.	5,700	209,639
Mitsubishi UFJ Financial Group, Inc.	21,600	219,721
Mitsui & Co. Ltd.	1,400	65,412
Mitsui Matsushima Holdings Co. Ltd.	3,200	61,307
Mizuho Financial Group, Inc.	22,400	443,209
Morinaga Milk Industry Co. Ltd.	7,400	151,278
MS&AD Insurance Group Holdings, Inc.	19,500	345,034
MTG Co. Ltd.	4,300	44,652
Namura Shipbuilding Co. Ltd.	3,500	46,455
NEC Corp.	4,900	356,529
NET One Systems Co. Ltd.	4,300	75,679
Nexon Co. Ltd.	4,900	81,386
NGK Insulators Ltd.	9,000	120,839
Nichicon Corp.	16,000	135,058
Nikkiso Co. Ltd.	14,200	116,020
Nippon Paper Industries Co. Ltd.	2,300	17,761
Nippon Sanso Holdings Corp.	2,600	81,622
Nippon Shinyaku Co. Ltd.	1,900	56,370
Nishi-Nippon Railroad Co. Ltd.	7,600	123,753
Nissan Motor Co. Ltd.	21,700	86,057
Nitto Denko Corp.	700	63,970
NTN Corp.	72,600	151,347
Oita Bank Ltd.	2,400	47,930
OKUMA Corp.	1,000	47,414
Olympus Corp.	25,200	362,540
Ono Pharmaceutical Co. Ltd.	14,000	229,456
Optorun Co. Ltd.	4,100	55,768
Oriental Shiraishi Corp.	53,200	139,054
Otsuka Corp.	800	16,970
Pacific Industrial Co. Ltd.	4,700	52,104
Pan Pacific International Holdings Corp.	2,900	77,099
Pressance Corp.	12,500	146,170
Prestige International, Inc.	9,400	42,376
Recruit Holdings Co. Ltd.	5,200	229,071
Renesas Electronics Corp.	11,400	204,041
Resona Holdings, Inc.	138,900	858,147
Round One Corp.	5,300	27,456
Sac's Bar Holdings, Inc.	4,000	23,010
Sakata INX Corp.	18,200	189,644
San ju San Financial Group, Inc.	3,900	53,769
San-Ai Obbli Co. Ltd.	4,400	59,950
Sanko Gosei Ltd.	8,000	39,829
Sanyo Shokai Ltd.	3,700	66,867
SCREEN Holdings Co. Ltd.	800	104,075
SCSK Corp.	5,500	101,982
Seven & i Holdings Co. Ltd.	600	8,733
Shibaura Machine Co. Ltd.	2,700	65,340
Siix Corp.	7,600	86,696
Skymark Airlines, Inc.	6,100	40,577
Solasto Corp.	15,900	56,995
Sompo Holdings, Inc.	4,200	88,044
Subaru Corp.	9,800	223,048
Sumitomo Corp.	12,300	296,143
Sumitomo Mitsui Financial Group, Inc.	7,000	409,223
Sun Frontier Fudousan Co. Ltd.	9,100	112,405
Suntory Beverage & Food Ltd.	4,600	155,496
T Hasegawa Co. Ltd.	1,000	20,127
T&D Holdings, Inc.	3,600	62,623
Takara Holdings, Inc.	12,300	88,460
Takasago International Corp.	2,100	47,688
Takeda Pharmaceutical Co. Ltd.	7,800	216,780
TDK Corp.	7,300	358,614
Tess Holdings Co. Ltd.	6,400	19,560
The 77 Bank Ltd.	2,200	58,617
The Shiga Bank Ltd.	1,800	49,769
Toho Gas Co. Ltd.	6,100	134,946
Toho Zinc Co. Ltd.(a)	3,500	25,482
Tokai Carbon Co. Ltd.	14,400	95,414
Tokyo Century Corp.	1,900	19,756
Tokyo Electron Ltd.	200	52,450
Tokyo Gas Co. Ltd.	10,900	248,275
Tokyo Steel Manufacturing Co. Ltd.	9,200	100,785
Tokyotokeiba Co. Ltd.	1,000	29,569
Tokyu Fudosan Holdings Corp.	12,500	101,022
TOMONY Holdings, Inc.	14,700	40,461
Toray Industries, Inc.	114,900	551,963
Toyo Engineering Corp.	10,800	68,177
Toyoda Gosei Co. Ltd.	2,800	61,662
Toyota Boshoku Corp.	1,300	22,147
Toyota Motor Corp.	11,900	299,120
Toyota Tsusho Corp.	2,100	144,168
Traders Holdings Co. Ltd.	5,800	27,642
United Arrows Ltd.	1,600	20,622
Universal Entertainment Corp.	9,200	117,050
WingArc1st, Inc.	1,300	26,186
ZERIA Pharmaceutical Co. Ltd.	8,400	117,375
		22,963,859

Jersey - 0.0%(e)
Centamin PLC	31,921	45,536

Luxembourg - 0.5%
ArcelorMittal SA	40,748	1,119,456
Tenaris SA	6,166	121,835
		1,241,291

Malaysia - 0.3%
Bumi Armada Bhd(a)	207,100	25,054
CIMB Group Holdings Bhd	3,500	4,862
Dialog Group Bhd	207,200	98,646
Eco World Development Group Bhd	84,300	27,067
Fraser & Neave Holdings Bhd	10,700	66,461
Frencken Group Ltd.	33,700	41,706
Genting Bhd	2,700	2,694
MISC Bhd	46,200	74,651
My EG Services Bhd	121,900	20,393
Sime Darby Bhd	8,500	4,672
Sime Darby Property Bhd	634,100	123,463
SP Setia Bhd Group	313,100	94,067
YTL Power International Bhd	24,200	19,381
		603,117

Mauritius - 0.0%(e)
Capital Ltd.	66,982	76,331

Mexico - 0.3%
Arca Continental SAB de CV	17,400	190,208
Cemex SAB de CV(a)	74,100	65,477
Coca-Cola Femsa SAB de CV	3,810	36,705
GCC SAB de CV	4,800	57,140
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	9,851
Grupo Financiero Banorte SAB de CV	6,300	66,947
Grupo Mexico SAB de CV - Class B	700	4,139
Promotora y Operadora de Infraestructura SAB de CV	8,555	90,780
Wal-Mart de Mexico SAB de CV	22,700	91,759
		613,006

Netherlands - 4.8%
Adyen NV(a)(b)	1,170	1,981,891
ASM International NV	3,260	1,986,017
ASML Holding NV	1,337	1,283,635
ASML Holding NV - ADR	1,940	1,882,712
BE Semiconductor Industries NV	285	43,514
Heijmans NV - CVA	3,037	56,188
IMCD NV	860	151,565
ING Groep NV	72,062	1,186,800
Koninklijke Philips NV(a)	33,868	679,153
NN Group NV	2,039	94,317
Prosus NV	795	24,912
Randstad NV	25,240	1,331,158
Signify NV(b)	1,617	49,795
Universal Music Group NV	7,259	218,270
Wolters Kluwer NV	916	143,454
		11,113,381

New Zealand - 0.1%
Air New Zealand Ltd.	92,335	33,263
Summerset Group Holdings Ltd.	2,666	18,171
Xero Ltd.(a)	2,202	191,345
		242,779

Norway - 0.3%
BW Offshore Ltd.	12,407	31,197
DNB Bank ASA	17,617	349,717
DOF Group ASA(a)	6,265	42,528
Hoegh Autoliners ASA	14,519	123,801
Kongsberg Gruppen ASA	96	6,639
MPC Container Ships ASA	15,021	17,412
Protector Forsikring ASA	3,024	63,243
Veidekke ASA	3,177	34,492
Wallenius Wilhelmsen ASA	10,315	83,943
		752,972

Peru - 0.0%(e)
Credicorp Ltd.	84	14,232

Philippines - 0.2%
BDO Unibank, Inc.	56,622	155,679
Bloomberry Resorts Corp.(a)	492,900	96,780
Century Pacific Food, Inc.	61,200	43,543
Megaworld Corp.	526,000	17,965
Metropolitan Bank & Trust Co.	9,870	11,471
Robinsons Land Corp.	260,500	77,306
		402,744

Poland - 0.2%
Bank Polska Kasa Opieki SA	1,985	90,253
CD Projekt SA	487	14,261
InPost SA(a)	1,272	19,604
Powszechna Kasa Oszczednosci Bank Polski SA	2,656	39,419
Powszechny Zaklad Ubezpieczen SA	6,900	84,385
Santander Bank Polska SA	173	24,647
Tauron Polska Energia SA(a)	104,819	80,317
		352,886

Portugal - 0.0%(e)
Banco Comercial Portugues SA - Class R(a)	252,997	85,391

Qatar - 0.0%(e)
The Commercial Bank PSQC	16,325	22,132

Russia - 0.0%(e)
Novolipetsk Steel PJSC(a)(d)	46,050	0
PhosAgro PJSC - GDR(a)(d)	5,089	0
Sberbank of Russia PJSC(d)	29,200	0
Severstal PAO(a)(d)	608	0
Surgutneftegas PJSC(d)	168,940	0
Tatneft PJSC(d)	19,624	0
		0

Saudi Arabia - 0.2%
Alinma Bank	2,585	30,200
Arab National Bank	23,753	187,160
Bawan Co.	1,821	23,012
Etihad Etisalat Co.	3,280	45,993
National Medical Care Co.	821	40,931
Riyad Bank	1,907	15,167
Saudi Chemical Co. Holding	30,845	57,623
Saudi Telecom Co.	2,993	31,615
The Saudi Investment Bank	2,938	12,973
		444,674

Singapore - 0.3%
Best World International Ltd.(a)	14,200	22,295
DBS Group Holdings Ltd.	15,000	401,209
Genting Singapore Ltd.	25,500	16,687
Oversea-Chinese Banking Corp. Ltd.	16,600	166,061
Singapore Airlines Ltd.	21,000	99,652
UMS Holdings Ltd.	19,500	19,520
United Overseas Bank Ltd.	1,600	34,774
		760,198

South Africa - 0.4%
AVI Ltd.	11,331	54,652
Harmony Gold Mining Co. Ltd.	10,230	84,325
Investec PLC	29,656	198,694
Momentum Metropolitan Holdings	171,475	184,168
MTN Group Ltd.	2,449	12,121
Netcare Ltd.	31,440	19,729
Reunert Ltd.	6,086	21,201
Sappi Ltd.	9,664	25,637
Standard Bank Group Ltd.	21,468	210,040
		810,567

South Korea - 2.0%
AfreecaTV Co. Ltd.	477	43,634
Asia Paper Manufacturing Co. Ltd.	728	24,390
BNK Financial Group, Inc.	8,451	50,007
Chong Kun Dang Pharmaceutical Corp.	348	29,343
CJ Logistics Corp.	348	30,931
Daewoong Co. Ltd.	2,179	33,523
DB Insurance Co. Ltd.	2,234	160,042
DGB Financial Group, Inc.	4,019	25,930
Dongjin Semichem Co. Ltd.	1,841	63,758
F&F Holdings Co. Ltd.	995	11,204
Hankook Tire & Technology Co. Ltd.	2,706	108,660
Hanmi Pharm Co. Ltd.	235	59,709
Hanmi Semiconductor Co. Ltd.	1,061	106,055
Hanwha Aerospace Co. Ltd.	901	139,157
Hanwha Life Insurance Co. Ltd.	20,594	44,376
HD Hyundai Infracore Co. Ltd.	5,084	32,338
HMM Co. Ltd.	6,743	78,912
Hyundai Marine & Fire Insurance Co. Ltd.	2,394	54,869
JB Financial Group Co. Ltd.	20,466	197,899
Jeisys Medical, Inc.(a)	12,419	74,644
Jin Air Co. Ltd.(a)	2,343	22,364
KakaoBank Corp.	6,126	127,927
KB Financial Group, Inc.	6,530	339,681
KCC Corp.	440	86,637
Kia Corp.	6,068	504,876
KIWOOM Securities Co. Ltd.	1,905	174,536
KoMiCo Ltd.	1,190	65,455
Korea Electric Terminal Co. Ltd.	1,719	79,199
Korean Air Lines Co. Ltd.	6,436	103,629
KT&G Corp.	524	36,477
Kyung Dong Navien Co. Ltd.	2,091	82,800
LG Uplus Corp.	2,552	19,053
LIG Nex1 Co. Ltd.	351	46,153
Meritz Financial Group, Inc.	1,032	62,647
Mgame Corp	6,202	26,265
NH Investment & Securities Co. Ltd.	2,222	19,463
OCI Co. Ltd.	72	4,595
OCI Holdings Co. Ltd.	877	61,313
Orion Corp.	81	5,519
Paik Kwang Industrial Co. Ltd.(d)	5,691	33,455
Samsung Card Co. Ltd.	875	24,948
Samsung Electronics Co. Ltd.	6,446	385,953
Samsung Fire & Marine Insurance Co. Ltd.	261	59,732
Samsung Securities Co. Ltd.	2,129	64,382
Shinhan Financial Group Co. Ltd.	19,280	681,090
SK Gas Ltd.	128	14,309
SL Corp.	1,921	45,408
Youngone Corp.	753	22,598
		4,569,845

Spain - 0.8%
Acciona SA	399	48,585
Banco Bilbao Vizcaya Argentaria SA	3,804	45,317
Banco de Sabadell SA	21,771	34,180
CaixaBank SA	203,123	984,725
Gestamp Automocion SA(b)	13,099	42,086
Industria de Diseno Textil SA	8,363	421,135
Laboratorios Farmaceuticos Rovi SA	1,263	110,172
Mapfre SA	8,240	20,822
Prosegur Cia de Seguridad SA	20,055	33,187
		1,740,209

Sweden - 1.9%
Assa Abloy AB - Class B	9,109	261,289
Atlas Copco AB - Class A	2,679	45,209
Atlas Copco AB - Class B	30,868	455,675
Betsson AB - Class B	13,745	135,894
BioGaia AB - Class B	1,709	19,942
Camurus AB(a)	4,791	227,038
Castellum AB(a)	7,891	103,674
Evolution AB(b)	11,770	1,461,452
Fortnox AB	14,069	87,837
G5 Entertainment AB	1,113	13,505
Hemnet Group AB	5,512	168,605
Hoist Finance AB(a)(b)	7,368	36,530
Indutrade AB	7,151	194,802
LIFCO AB - Class B(a)	1,616	42,142
Loomis AB	847	23,615
Modern Times Group MTG AB - Class B(a)	6,731	52,539
NCAB Group AB	6,877	45,070
Nyfosa AB	5,550	54,697
Scandic Hotels Group AB(a)(b)	7,180	41,962
Sectra AB	2,874	55,490
Skandinaviska Enskilda Banken AB - Class A	15,577	210,687
SkiStar AB	1,675	25,230
SSAB AB - Class B	3,681	27,107
Tele2 AB - Class B	3,772	30,975
The Thule Group AB(b)	711	21,416
Transtema Group AB(a)	6,146	8,152
Trelleborg AB - Class B	3,930	140,474
Volvo AB - Class A	7,208	198,489
Volvo AB - Class B(c)	4,633	125,476
Volvo Car AB - Class B(a)	21,673	81,971
		4,396,944

Switzerland - 3.3%
ABB Ltd.	13	603
Autoneum Holding AG(a)	161	28,849
Coca-Cola HBC AG	7,901	249,669
dormakaba Holding AG	61	32,081
Ferrexpo PLC(a)	7,905	4,353
Georg Fischer AG	576	42,689
Glencore PLC	4,334	23,843
Inficon Holding AG	166	242,409
Julius Baer Group Ltd.	17,285	997,780
LEM Holding SA	42	79,450
Logitech International SA	2,089	186,938
Nestle SA	2,169	230,305
Novartis AG	7,891	764,199
Partners Group Holding AG	78	111,459
Roche Holding AG	6,018	1,536,256
Schindler Holding Ag	573	144,269
SGS SA(c)	599	58,105
Sika AG	137	40,793
Swiss Prime Site AG	47	4,432
Swiss Re AG	4,966	638,418
Swissquote Group Holding SA	137	38,461
Temenos AG	1,660	118,889
UBS Group AG	65,327	2,007,747
Valiant Holding AG	176	20,647
Vetropack Holding AG	554	19,998
		7,622,642

Taiwan - 3.3%
Accton Technology Corp.	14,000	200,611
Advanced International Multitech Co. Ltd.	13,000	28,395
Advantech Co. Ltd.	6,599	83,998
Ardentec Corp.	60,000	154,329
Asia Vital Components Co. Ltd.	3,000	50,953
Asustek Computer, Inc.	12,000	159,039
Cheng Shin Rubber Industry Co. Ltd.	26,000	40,393
Chicony Power Technology Co. Ltd.	49,000	271,014
Chroma ATE, Inc.	5,000	39,454
Compal Electronics, Inc.	108,000	129,796
CTBC Financial Holding Co. Ltd.	109,000	110,452
Delta Electronics, Inc.	2,000	21,428
Depo Auto Parts Ind Co. Ltd.	40,000	285,007
Elan Microelectronics Corp.	5,000	25,078
Elitegroup Computer Systems Co. Ltd.	26,000	25,268
Eva Airways Corp.	64,000	63,184
Far Eastern Department Stores Ltd.	279,000	258,922
Formosa Advanced Technologies Co. Ltd.	39,000	44,244
Getac Holdings Corp.	78,000	324,212
Global Brands Manufacture Ltd.	45,000	103,645
Globalwafers Co. Ltd.	1,000	17,344
Hon Hai Precision Industry Co. Ltd.	299,961	1,457,551
Innodisk Corp.	2,039	19,786
International Games System Co. Ltd.	4,000	140,631
ITE Technology, Inc.	22,000	121,352
King Yuan Electronics Co. Ltd.	20,000	66,262
L&K Engineering Co. Ltd.	17,000	120,073
Liton Technology Corp.	28,366	29,828
Lotes Co. Ltd.	2,000	86,819
Makalot Industrial Co. Ltd.	2,000	22,829
MediaTek, Inc.	12,000	435,927
Merry Electronics Co. Ltd.	16,000	59,251
Nan Pao Resins Chemical Co. Ltd.	20,000	195,938
Novatek Microelectronics Corp.	1,000	18,425
Pan German Universal Motors Ltd.	2,000	19,811
Sanyang Motor Co. Ltd.	14,000	33,512
Shanghai Commercial & Savings Bank Ltd.	139,000	209,519
Silicon Motion Technology Corp. - ADR	370	28,468
Sinon Corp.	17,000	20,770
Sitronix Technology Corp.	3,000	28,126
TaiDoc Technology Corp.	7,000	34,135
Taiwan Semiconductor Manufacturing Co. Ltd.	83,600	2,014,254
Topkey Corp.	3,000	18,187
United Microelectronics Corp.	3,000	4,870
		7,623,090

Thailand - 0.5%
Amata Corp. PCL	51,100	33,086
Exotic Food PCL	31,000	22,310
Ichitan Group PCL	301,700	138,248
Krung Thai Bank PCL - NVDR	62,700	28,892
MC Group PCL	52,763	19,235
Ngern Tid Lor PCL	53,900	33,010
Prima Marine PCL	99,300	20,819
PTT Exploration & Production PCL - NVDR	50,000	204,369
R&B Food Supply PCL	117,035	36,282
Sappe PCL	24,500	60,685
SCB X PCL	135,300	491,325
		1,088,261

Turkey - 0.3%
Akbank TAS	221,554	320,769
BIM Birlesik Magazalar AS	644	6,999
Haci Omer Sabanci Holding AS	12,015	30,803
MLP Saglik Hizmetleri AS(a)(b)	6,104	34,503
Sok Marketler Ticaret AS	27,999	50,143
Turkcell Iletisim Hizmetleri AS	47,020	99,434
Turkiye Is Bankasi AS - Class C	17,302	6,014
Turkiye Petrol Rafinerileri AS	8,127	44,480
Vestel Beyaz Esya Sanayi ve Ticaret AS	44,124	26,096
		619,241

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	148,077	338,718
Abu Dhabi Islamic Bank PJSC	52,349	155,678
Emirates NBD Bank PJSC	28,106	132,440
Orascom Construction PLC	6,316	35,860
		662,696

United Kingdom - 0.0%(e)
Beazley PLC	3,587	30,167
Darktrace PLC(a)	3,511	19,347
easyJet PLC	2,875	20,689
Rio Tinto PLC	693	43,976
		114,179

United States - 2.8%
Aon PLC - Class A	5,290	1,765,378
Coupang, Inc.(a)	61,790	1,099,244
EPAM Systems, Inc.(a)	2,780	767,725
Linde PLC	2,590	1,202,589
Primo Water Corp.	2,931	53,360
Southern Copper Corp.	698	74,351
STERIS PLC	5,670	1,274,729
		6,237,376

Uruguay - 0.7%
MercadoLibre, Inc.(a)	1,090	1,648,036

Vietnam - 0.2%
Vietnam Dairy Products JSC	149,900	409,302
TOTAL COMMON STOCKS (Cost $142,195,680)		182,353,018

CORPORATE BONDS - 3.2%	Par	Value
Bermuda - 0.0%(e)
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(b)	93,000	85,579

Canada - 0.1%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	85,190
Nutrien Ltd., 5.95%, 11/07/2025	80,000	80,589
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	68,349
The Bank of Nova Scotia, 2.70%, 08/03/2026	90,000	85,149
		319,277

Japan - 0.0%(e)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (b)(c)	71,000	66,508

United Kingdom - 0.3%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	175,100
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	52,000	48,871
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	129,398
2.20%, 09/02/2030 (Callable 06/02/2030)	57,000	47,308
		400,677

United States - 2.8%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	104,000	102,531
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	73,373
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	62,783
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	56,000	54,414
American Honda Finance Corp., 1.20%, 07/08/2025	60,000	57,004
Amgen, Inc., 3.20%, 11/02/2027 (Callable 08/02/2027)	95,000	89,633
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	65,427
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	96,830
Bank of America Corp.
4.00%, 01/22/2025	61,000	60,081
0.98% to 04/22/2024 then SOFR + 0.69%, 04/22/2025 (Callable 04/22/2024)	159,000	158,393
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	265,000	244,327
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	40,000	38,036
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,081
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	124,156
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,075
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	92,000	79,805
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	36,000	31,126
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	54,765
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	72,151
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	118,000	104,203
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	77,000	75,847
Citigroup, Inc., 0.98% to 05/01/2024 then SOFR + 0.67%, 05/01/2025 (Callable 05/01/2024)	112,000	111,422
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	201,000	197,205
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	97,540
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	109,982
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	52,166
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	82,000	76,831
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	52,697
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	109,000	102,833
2.90%, 11/18/2026 (Callable 09/18/2026)	59,000	55,346
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	44,000	43,148
5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	82,755
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	49,000	45,310
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	74,000	70,756
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	84,000	79,485
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	73,518
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	28,000	27,448
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	134,000	121,727
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	66,000	61,955
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	37,948
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	13,024
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	49,764
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,837
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	56,805
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	63,000	60,228
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	54,403
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,379
Morgan Stanley
1.16% to 10/21/2024 then SOFR + 0.56%, 10/21/2025 (Callable 10/21/2024)	82,000	79,806
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	192,000	185,179
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	149,000	137,620
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	100,000	91,651
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	24,419
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	86,000	84,894
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	6,696
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	60,000	59,627
2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	22,281
Nestle Holdings, Inc., 5.25%, 03/13/2026 (b)	150,000	150,733
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	82,831
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	54,868
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)(c)	89,000	83,659
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	152,869
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	119,000	113,520
Ovintiv Exploration, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	82,000	81,693
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	83,000	81,300
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	68,000	61,752
Plains All American Pipeline, 4.65%, 10/15/2025 (Callable 07/15/2025)	82,000	80,964
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	85,254
Realty, Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	87,710
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	98,000	96,988
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	45,885
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	104,000	98,432
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	74,000	69,000
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	52,501
The AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	57,000	52,782
The Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	50,517
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 04/12/2024)	103,000	97,492
3.75%, 04/15/2027 (Callable 02/15/2027)	46,000	44,354
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(b)	88,000	86,214
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,285
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)(c)	59,000	53,121
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	106,586
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	40,695
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	78,698
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,055
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	33,000	32,007
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	40,000	39,375
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	36,000	34,280
		6,400,146
TOTAL CORPORATE BONDS (Cost $7,695,927)		7,272,187

OPEN-END FUNDS - 3.2%	Shares	Value
Voya VACS Series EMHCD Fund	133	1,405
Voya VACS Series HYB Fund	93,196	954,323
Voya VACS Series SC Fund - Class SC	604,672	6,246,259
TOTAL OPEN-END FUNDS (Cost $7,408,340)		7,201,987

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.69% (1 mo. Term SOFR + 2.36%), 04/15/2034 (b)	200,000	151,252
BANK-2020, Series 2020-BN30, Class XA, 1.29%, 12/15/2053 (f)(g)	961,550	58,508
BBCMS Trust, Series 2021-AGW, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 06/15/2036 (Callable 06/15/2024)(b)	100,000	94,532
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030)(f)(g)	984,034	62,141
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037 (b)	70,000	69,496
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039 (b)	200,000	198,938
Series 2022-PSB, Class A, 7.78% (1 mo. Term SOFR + 2.45%), 08/15/2039 (b)	174,252	175,124
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2024)(b)(g)	213,225	163,434
Computershare Corporate Trust, Series 2021-FCMT, Class A, 6.64% (1 mo. Term SOFR + 1.31%), 05/15/2031 (b)	100,000	98,583
DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(f)(g)	780,156	40,594
DK Trust, Series 2024-SPBX, Class A, 6.85% (1 mo. Term SOFR + 1.50%), 03/15/2034 (b)	175,000	175,164
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.65%, 01/15/2041 (b)(g)	100,000	100,035
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.70%, 04/25/2030 (Callable 04/25/2030)(f)(g)	496,116	38,514
Series K118, Class X1, 0.96%, 09/25/2030 (Callable 06/25/2030)(f)(g)	991,125	47,795
Series K151, Class X1, 0.36%, 04/25/2030 (Callable 02/25/2030)(f)(g)	2,616,485	44,786
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class A, 6.84% (1 mo. Term SOFR + 1.54%), 03/15/2039 (b)	150,000	150,234
GS Mortgage Securities Corp. II, Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	150,000	144,557
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/2034 (b)	200,000	155,117
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (b)	143,804	139,935
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2024)(b)(g)	52,133	46,869
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 08/25/2028)(b)(g)	52,361	46,295
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 06/25/2027)(b)(g)	99,858	88,221
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2024)(b)(g)	9,173	8,469
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 07/25/2032)(b)(g)	100,885	90,016
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 06/25/2030)(b)(g)	64,712	56,374
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 12/25/2043)(b)(g)	179,820	150,684
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 08/25/2035)(b)(g)	83,423	80,252
Mcp Holding Co. LLC, Series 2023-SHIP, Class C, 5.51%, 09/10/2038 (b)(g)	150,000	145,568
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class C, 3.88%, 11/15/2049 (Callable 11/15/2026)(g)	200,000	143,238
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2049)(b)(g)	200,000	123,526
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 06/25/2045)(b)(g)	63,486	54,061
Ready Capital Corp., Series 2021-FL5, Class B, 7.19% (1 mo. Term SOFR + 1.86%), 04/25/2038 (Callable 03/25/2025)(b)	400,000	395,343
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 01/25/2027)(g)	75,477	63,619
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2024)(b)(g)	1,068	1,045
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 12/25/2034)(b)(g)	5,571	5,171
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 12/25/2046)(b)(g)	200,000	140,373
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (b)	220,000	182,024
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034 (b)(g)	175,000	178,805
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 10/25/2039)(b)(h)	90,583	77,505
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 08/15/2024)(g)	207,000	192,371
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,923,935)		4,378,568

ASSET-BACKED SECURITIES - 1.5%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	65,827	62,165
Series 2016-1, 3.58%, 01/15/2028	5,788	5,408
Series 2016-2, 3.20%, 06/15/2028	26,306	24,078
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (Callable 04/20/2024)(b)	75,833	67,657
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)	150,000	149,845
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 05/15/2027)	300,000	294,977
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 04/18/2024)(b)	61,360	54,650
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	177,200	146,342
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 12/18/2025)	100,000	94,088
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 01/16/2027)	200,000	199,484
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 03/15/2027)	150,000	152,301
IPFS Corp., Series 2021-A, Class A, 0.71%, 04/15/2026 (b)	100,000	99,837
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026)(b)	100,000	99,664
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(b)	119,414	105,963
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 03/20/2038)(b)	183,156	148,303
Marlette Funding Trust, Series 2021-1A, Class C, 1.41%, 06/16/2031 (Callable 03/15/2025)(b)	533	532
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 09/20/2029)(b)	246,278	229,958
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(b)	72,243	60,663
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 10/15/2027)(b)	85,203	76,752
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 06/15/2028)(b)	53,345	46,656
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(b)	178,244	179,096
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(b)	150,000	152,405
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(b)	197,100	189,449
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(b)	150,000	141,981
Santander Consumer USA Holdings, Inc., Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 11/15/2027)	200,000	202,168
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (b)	163,081	148,331
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(b)	23,070	23,057
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 10/25/2025)(b)	32,896	32,143
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	207,078	191,543
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (b)	168,431	139,137
TOTAL ASSET-BACKED SECURITIES (Cost $3,729,047)		3,518,633

COLLATERALIZED LOAN OBLIGATIONS - 1.5%	Par	Value
AB BSL CLO Ltd., Series 2023-4A, Class A, 7.32% (3 mo. Term SOFR + 2.00%), 04/20/2036 (Callable 04/20/2025)(b)	250,000	251,956
Apidos CLO, Series 2015-23A, Class AR, 6.80% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 04/15/2024)(b)	400,000	400,292
Arbor Realty Trust, Inc., Series 2021-FL2, Class B, 7.04% (1 mo. Term SOFR + 1.71%), 05/15/2036 (Callable 04/15/2024)(b)	450,000	443,764
Betony CLO 2, Series 2018-1A, Class A1, 6.66% (3 mo. Term SOFR + 1.34%), 04/30/2031 (Callable 04/30/2024)(b)	214,875	215,086
Carlyle Global Market Strategies, Series 2021-1A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 04/15/2034 (Callable 04/15/2024)(b)	250,000	250,209
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.98% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 04/15/2024)(b)	250,000	249,993
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.56% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 04/20/2024)(b)	250,000	249,975
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.69% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 04/22/2024)(b)	250,000	249,816
Octagon Investment Partners Ltd., Series 2020-3A, Class AR, 6.73% (3 mo. Term SOFR + 1.41%), 10/20/2034 (Callable 04/20/2024)(b)	400,000	400,070
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.72% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 05/14/2024)(b)	250,000	250,019
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 6.60% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 04/13/2024)(b)	489,975	490,352
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,443,516)		3,451,532

PREFERRED STOCKS - 1.0%	Shares	Value
Brazil - 0.4%
Azul SA, 0.00% (35621652),	7,400	19,240
Cia de Saneamento do Parana, 0.00%,	194,500	202,435
Cia Energetica de Minas Gerais, 0.00% (136109 + 0.00%),	104,900	263,117
Itau Unibanco Holding SA, 0.00% (136112 + 0.00%),	51,921	359,743
Metalurgica Gerdau SA, 0.00%,	17,000	34,879
Petroleo Brasileiro SA, 0.00%,	19,200	143,558
		1,022,972

Columbia - 0.0%(e)
Bancolombia SA, 0.00% (158348 + 0.00%),	2,997	25,494

Germany - 0.5%
Bayerische Motoren Werke AG, 0.00%,	1,812	194,293
Draegerwerk AG & Co. KGaA, 0.00%,	350	19,219
FUCHS SE, 0.00%,	1,025	50,759
Schaeffler AG, 0.00% (47298477 + 0.00%),	10,882	73,374
Volkswagen AG, 0.00% (115757 + 0.00%),	5,940	787,791
		1,125,436

Russia - –%(e)
Surgutneftegas PJSC, 0.00%, (d)	270,800	0

South Korea - 0.1%
Hyundai Motor Co.	–	$–
0.00% (117621 + 0.00%),	783	91,978
0.00%,	50	5,825
Kumho Petrochemical Co. Ltd., 0.00%,	400	20,295
		118,098
TOTAL PREFERRED STOCKS (Cost $2,851,598)		2,292,000

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Australia - 0.0%(e)
Centuria Industrial REIT	9,373	21,624
Stockland	20,110	63,728
		85,352

Britain - 0.1%
Big Yellow Group PLC	7,633	102,427
Land Securities Group PLC	4,801	39,844
LondonMetric Property PLC	8,779	22,550
Shaftesbury Capital PLC	42,469	77,320
Tritax Big Box REIT PLC	48,474	96,363
		338,504

Canada - 0.3%
Boardwalk Real Estate Investment Trust	4,988	287,522
Primaris Real Estate Investment Trust	19,462	200,432
		487,954

France - 0.1%
Altarea SCA	367	31,035
Covivio SA	1,802	92,854
Hammerson PLC(a)	121,066	45,487
ICADE	1,231	33,324
Klepierre SA	2,712	70,206
		272,906

Japan - 0.3%
Activia Properties, Inc.	46	125,269
CRE Logistics REIT, Inc.	51	50,738
Global One Real Estate Investment Corp.	385	276,827
Ichigo Office REIT Investment Corp.	38	20,629
Japan Excellent, Inc.	32	27,481
NTT UD REIT Investment Corp.	47	38,313
		539,257

Mexico - 0.1%
Fibra Uno Administracion SAB de CV	70,400	117,386

Netherlands - 0.0%(e)
Eurocommercial Properties NV	2,013	45,883
Wereldhave NV	3,489	54,327
		100,210

Philippines - 0.0%(e)
AREIT, Inc.	56,900	35,638

Singapore - 0.0%(e)
AIMS APAC REIT	20,400	19,357
Mapletree Pan Asia Commercial Trust	19,500	18,523
		37,880

South Africa - 0.0%(e)
Vukile Property Fund Ltd.	22,904	18,357

Turkey - 0.0%(e)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	129,195	38,644
Torunlar Gayrimenkul Yatirim Ortakligi AS	18,873	23,558
		62,202

United Kingdom - 0.0%(e)
Custodian Property Income REIT PLC	22,851	23,467
The British Land Co. PLC	4,344	21,712
		45,179
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,097,738)		2,140,825

U.S. TREASURY OBLIGATIONS - 0.4%	Par	Value
United States Treasury Note/Bond
0.25%, 06/15/2024	110,000	108,865
0.75%, 11/15/2024	26,400	25,682
0.25%, 10/31/2025	26,000	24,213
4.63%, 02/28/2026	90,000	89,930
4.50%, 03/31/2026	39,000	38,903
4.13%, 06/15/2026	53,700	53,180
0.88%, 09/30/2026	103,800	94,977
1.25%, 11/30/2026	8,800	8,091
1.50%, 01/31/2027	8,300	7,653
4.25%, 03/15/2027	96,000	95,550
2.75%, 04/30/2027	400	381
3.25%, 06/30/2027	1,100	1,062
4.25%, 02/28/2029	106,000	106,149
4.13%, 03/31/2029	18,000	17,924
1.63%, 05/15/2031	126,700	106,783
2.75%, 08/15/2032	8,100	7,266
4.13%, 11/15/2032	62,200	61,782
4.00%, 02/15/2034	97,600	95,984
TOTAL U.S. TREASURY OBLIGATIONS (Cost $978,265)		944,375

TOTAL INVESTMENTS - 93.5% (Cost $175,324,046)		$213,553,125
Money Market Deposit Account - 4.2%(i)		9,682,960
Other Assets in Excess of Liabilities - 2.3%		5,261,841
TOTAL NET ASSETS - 100.0%		$228,497,926

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $15,707,025 or 6.9% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $454,197 which represented 0.2% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $33,455 or 0.0% of net assets as of March 31, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	Interest only security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.28%.

Wilshire International Equity Fund
Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(7)	06/18/2024	$802,266	$(3,679)
U.S. Treasury 10 Year Notes	(13)	06/18/2024	1,440,359	(8,778)
U.S. Treasury 2 Year Notes	(15)	06/28/2024	3,067,265	3,370
U.S. Treasury Long Bonds	(9)	06/18/2024	1,083,938	(16,613)
U.S. Treasury Ultra Bonds	(1)	06/18/2024	129,000	(2,143)
				$(27,843)
Total Unrealized Appreciation (Depreciation)				$(27,843)

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
as of March 31, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Total Returns on Reference Entity	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE NET TOTAL RETURN USD INDEX	Morgan Stanley	Receive	01/31/2025	(U.S. Federal Funds Rate + 0.13%)	Monthly	$28,936,648	$0	$2,823,628

MSCI EMERGING NET TOTAL RETURN USD INDEX	Goldman Sachs	Receive	01/31/2025	(U.S. Federal Funds Rate + 0.21%)	Monthly	11,138,383	0	446,222
							$0	$3,269,850

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2024:

Wilshire International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	43,795,020	138,524,543	33,455		182,353,018
Corporate Bonds	–	7,272,187	–		7,272,187
Open-End Funds	954,323	6,247,664	–		7,201,987
Collateralized Mortgage Obligations	–	4,378,568	–		4,378,568
Asset-Backed Securities	–	3,518,633	–		3,518,633
Collateralized Loan Obligations	–	3,451,532	–		3,451,532
Preferred Stocks	1,048,466	1,243,534	0	(a)	2,292,000
Real Estate Investment Trusts	632,821	1,508,004	–		2,140,825
U.S. Treasury Obligations	–	944,375	–		944,375
Total Assets	46,430,630	167,089,040	33,455		213,553,125

Other Financial Instruments*:
Assets
Total Return Swaps	3,269,850	–	–		3,269,850
Futures	3,370	–	–		3,370
Total Assets	3,273,220	–	–		3,273,220

Liabilities
Futures	(31,213)	–	–		(31,213)
Total Liabilities	(31,213)	–	–		(31,213)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for country classifications.

(a)	Amount is less than $0.50.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $33,455 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the three months ended March 31, 2024, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the three months ended
March 31, 2024 and the value of such investments as of March 31, 2024 were as follows:
Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2024	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMHCD Fund	$1,370	$22	$-	$-	$13	$1,405	$22	$-
Voya VACS Series HYB Fund	941,533	18,284	-	-	(5,494)	954,323	18,222	-
Voya VACS Series SC Fund	6,113,476	72,814	-	-	59,969	6,246,259	74,255	-
	$7,056,379	$91,120	$-	$-	$54,488	$7,201,987	$92,499	$-